FINANCIAL RISK MANAGEMENT, Capital Management Risk (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT [Abstract]
Total debt (Note 13)	[2]	$ 471,648,466	[1]	$ 294,635,431
Total equity		855,674,894		832,156,862	$ 731,516,756	$ 604,548,660
Total capital		$ 1,327,323,360		$ 1,126,792,293
Gearing Ratio		0.36%		0.26%

[1]	As of December 31, 2023 and 2022, it is net of Notes repurchase of Ps 23,991,562 and Ps. 16,371,945, respectively.
[2]	Net of issuance expenses of Ps. 52,684 and Ps. 93,749 as of December 31, 2023 and 2022, respectively.